Unaudited Condensed Consolidated Statement of Cash Flows - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operating activities
Net result	€ (7,400,000)	€ (11,363,000)	€ (18,117,000)	€ (21,843,000)
Adjustments for:
Depreciation	243,000	272,000	483,000	540,000
Share-based compensation	640,000	1,273,000	1,511,000	2,200,000
Financial income and expenses	(269,000)	1,184,000	590,000	1,721,000
Net foreign exchange gain / (loss)	15,000	63,000	(11,000)	65,000
Changes in working capital	1,354,000	(1,275,000)	418,000	(1,368,000)
Cash used in operations	(5,417,000)	(9,846,000)	(15,126,000)	(18,685,000)
Corporate income tax paid	(1,000)		(1,000)	(2,000)
Interest received/(paid)	(6,000)	1,000	(7,000)	59,000
Net cash used in operating activities	(5,424,000)	(9,845,000)	(15,134,000)	(18,628,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(182,000)	(48,000)	(186,000)	(93,000)
Net cash used in investing activities	(182,000)	(48,000)	(186,000)	(93,000)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		1,072,000		3,223,000
Proceeds from exercise of share options	23,000		23,000	1,000
Proceeds from borrowings		101,000	101,000	101,000
Proceeds from convertible loans	115,000		315,000
Net cash generated by financing activities	138,000	1,173,000	439,000	3,325,000
Net increase/(decrease) in cash and cash equivalents	(5,468,000)	(8,720,000)	(14,881,000)	(15,396,000)
Currency effect cash and cash equivalents	435,000	(1,070,000)	(250,000)	(1,483,000)
Cash and cash equivalents, at beginning of the period	38,001,000	52,111,000	48,099,000	59,200,000
Cash and cash equivalents at the end of the period	€ 32,968,000	€ 42,321,000	€ 32,968,000	€ 42,321,000